Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and due from banks	$ 8,252		$ 13,962
Investment securities
Held-to-maturity (fair value $34,952 and $19,216, respectively; including $1,482 and $155 pledged as collateral, respectively)	34,389	[1]	18,877	[1]
Available-for-sale ($1,906 and $6,831 pledged as collateral, respectively)	40,139	[1]	51,937	[1]
Loans held for sale (included $7,957 and $6,925 of mortgage loans carried at fair value, respectively)	7,976		7,156
Loans
Commercial	66,223		56,648
Commercial real estate	36,953		35,851
Residential mortgages	44,018		37,082
Credit Card	17,115		17,360
Other retail	47,712		48,107
Total loans, excluding covered loans	212,021		195,048
Covered loans	11,308		14,787
Total loans	223,329		209,835
Less allowance for loan losses	(4,424)		(4,753)
Net loans	218,905		205,082
Premises and equipment	2,670		2,657
Goodwill	9,143		8,927
Other intangible assets	2,706		2,736
Other assets	29,675		28,788
Total assets	353,855		340,122
Deposits
Noninterest-bearing	74,172		68,579
Interest-bearing	145,972		134,757
Time deposits greater than $100,000	29,039		27,549
Total deposits	249,183		230,885
Short-term borrowings	26,302		30,468
Long-term debt	25,516		31,953
Other liabilities	12,587		11,845
Total liabilities	313,588		305,151
Shareholders' equity
Preferred stock	4,769		2,606
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2012 and 2011 - 2,125,725,742 shares	21		21
Capital surplus	8,201		8,238
Retained earnings	34,720		30,785
Less cost of common stock in treasury: 2012 - 256,294,227 shares; 2011 - 215,904,019 shares	(7,790)		(6,472)
Accumulated other comprehensive income (loss)	(923)		(1,200)
Total U.S. Bancorp shareholders' equity	38,998		33,978
Noncontrolling interests	1,269		993
Total equity	40,267		34,971
Total liabilities and equity	$ 353,855		$ 340,122

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.